DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of fair value and classification of derivative instruments

		As of
		December 31,
Classification	Balance Sheet Location	2016	2015
		(in thousands)
Liabilities:
Current liability	Accrued expenses and other current liabilities	$—	$7
Long-term liability	Other long-term liabilities	—	—
Total liabilities		$—	$7

Summary of changes in the fair value of the interest rate swap derivative instruments

Three Months Ended
March 31,
Derivatives designated as cash flow hedges	2016
(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)
Amount of unrealized losses recognized in OCI	(80)
Amount of gains reclassified from AOCI to earnings (effective portion)	85
Net change in fair value of interest rate swap derivative instruments	5
Ending fair value of interest rate swap derivative instruments	$(2)

	Year Ended
	December 31,
Derivatives designated as cash flow hedges	2016	2015
	(in thousands)
Beginning fair value of interest rate swap derivative instruments	$(7)	$(68)
Amount of unrealized losses recognized in OCI	(106)	(277)
Amount of gains reclassified from AOCI to earnings (effective portion)	113	338
Net change in fair value of interest rate swap derivative instruments	7	61
Ending fair value of interest rate swap derivative instruments	$—	$(7)